Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ending December 31,
	2025	2026	2027 and later	Total
	$	$	$	$
Convertible senior notes (including interest)	4,528	4,528	261,014	270,070
Accounts payable and accrued liabilities	29,527	-	-	29,527
Obligations under office leases¹	249	22	-	271
Total	34,304	4,550	261,014	299,868

¹Include principal and interest/finance charges.